Business Acquisitions - Other Acquisitions in 2017 - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 08, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Business Acquisition [Line Items]
Payment for business acquisitions, net of cash acquired		$ 9,237	$ 284,822	$ 45,162	$ 21,363
Goodwill		$ 1,097,329	1,337,122	$ 1,069,408	$ 1,038,346	$ 1,337,051
Acquisition related cost	$ 164
Acquired assets	412
Liabilities assumed	$ 617
Other Acquisitions
Business Acquisition [Line Items]
Business combination estimated purchase consideration			87,586
Payment for business acquisitions, net of cash acquired			76,612
Cash and cash equivalents			$ 254
Acquired intangible assets, weighted average amortization period			5 years
Goodwill			$ 56,521
Acquisition related cost			2,369
Acquired assets			10,387
Liabilities assumed			11,239
Recognized net deferred tax asset			6,570
Other Acquisitions | Customer-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets			33,494
Other Acquisitions | Marketing-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets			1,936
Other Acquisitions | Technology-related intangible assets
Business Acquisition [Line Items]
Intangible assets			2,956
Other Acquisitions | Other Intangible Assets
Business Acquisition [Line Items]
Intangible assets			100
Kraft Foods Group Brands LLC
Business Acquisition [Line Items]
Contingent earn-out consideration-Low end			0
Contingent earn-out consideration-High end			10,000
LeaseDimensions Inc.
Business Acquisition [Line Items]
Contingent earn-out consideration-Low end			0
Contingent earn-out consideration-High end			$ 3,000